UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22668

ETF Series Solutions
_______________________________________
 (Exact name of registrant as specified in charter)

615 East Michigan Street
 Milwaukee, WI 53202
_______________________________________
 (Address of principal executive offices) (Zip code)

Paul R. Fearday, President (principal executive officer)
ETF Series Solutions
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 4th Floor
Milwaukee, Wisconsin 53202
_______________________________________
 (Name and address of agent for service)

(414) 765-5346
_________________________________________________
Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  May 31, 2016

Item 1. Schedule of Investments.

Tiedemann Deep Value ETF
Schedule of Investments
May 31, 2016 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 91.3%
	Consumer Discretionary - 10.4%
73,966	Best Buy Company, Inc.	$2,379,486
77,827	Goodyear Tire & Rubber Company	2,176,821
263,287	Staples, Inc.	2,316,926
		6,873,233
	Energy - 17.5%
248,650	Ensco plc	2,459,149
66,416	Exxon Mobil Corporation	5,912,352
52,328	Helmerich & Payne, Inc.	3,199,857
		11,571,358
	Financials - 3.8%
67,545	Franklin Resources, Inc.	2,522,806
	Industrials - 18.7%
169,315	CSX Corporation	4,474,995
49,277	PACCAR, Inc.	2,747,193
141,486	Pitney Bowes, Inc.	2,635,884
59,708	Southwest Airlines Company	2,536,396
		12,394,468
	Information Technology - 14.9%
222,425	HP, Inc.	2,976,047
239,865	Symantec Corporation	4,164,056
276,409	Xerox Corporation	2,755,798
		9,895,901
	Materials - 18.9%
492,011	Alcoa, Inc.	4,560,942
83,812	Mosaic Company	2,114,576
180,929	Newmont Mining Corporation	5,863,909
		12,539,427
	Telecommunication Services - 7.1%
80,148	CenturyLink, Inc.	2,173,614
488,401	Frontier Communications Corporation	2,525,033
		4,698,647
	TOTAL COMMON STOCKS (Cost $59,558,045)	60,495,840

	REAL ESTATE INVSETMENT TRUSTS - 8.3%
	Financials - 8.3%
175,037	Weyerhaeuser Estate	5,513,665
	TOTAL REAL INVESTMENT TRUSTS (Cost $4,638,488)	5,513,665

	SHORT-TERM INVESTMENTS - 0.1%
41,962	Short Term Investment Trust Liquid Assets Portfolio, Institutional Class, 0.44%*	41,962
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,962)	41,962
	TOTAL INVESTMENTS - 99.7% (Cost $64,238,495)	66,051,467
	Other Assets in Excess of Liabilities - 0.3%	181,777
	NET ASSETS - 100.0%	$66,233,244

Percentages are stated as a percent of net assets.
*	Rate shown is the annualized seven-day yield as of May 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at May 31, 2016 was as follows+:

Cost of investments	$64,692,088
Gross unrealized appreciation	4,763,162
Gross unrealized depreciation	(3,403,783)
Net unrealized depreciation	$1,359,379

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding  at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Summary of Fair Value Disclosure at May 31, 2016 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Generally accepted accounting principals in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptionsabout the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more  judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2016:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$60,495,840	$-	$-	$60,495,840
Real Estate Investment Trusts	5,513,665	-	-	5,513,665
Short-Term Investments	41,962	-	-	41,962
Total Investments in Securities	$66,051,467	$-	$-	$66,051,467
^See Schedule of Investments for breakout of investments by industry classification.
Transfers between levels are recognized at the end of the reporting period. During the period ended May 31, 2016, the fund did not recognize any transfers to or from Levels 1, 2, or 3.

Item 2. Controls and Procedures.

(a)
The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ETF Series Solutions

By (Signature and Title)    /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date   07/13/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Paul R. Fearday
Paul R. Fearday, President (principal executive officer)

Date   07/13/2016

By (Signature and Title)* /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date   07/13/2016

* Print the name and title of each signing officer under his or her signature.